Leasing Arrangements	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leasing Arrangements
Note 20. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening location expenses on the accompanying Consolidated Statements of Operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying Consolidated Statements of Operations. Real estate operating lease cost for the Company's corporate offices and relating to other offerings not directly related to our space-as-a-service offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying Consolidated Statements of Operations. In connection with the restructuring described in Note 5, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related (gains) costs on the accompanying Consolidated Statements of Operations. Real estate operating lease cost incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, before management's decision to terminate a lease is recorded in pre-opening location expenses on the accompanying Consolidated Statements of Operations.
"Lease cost contractually paid or payable" for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The non-cash adjustment to record lease cost "free rent" periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as “Non-cash GAAP straight-line lease cost” below. Non-cash GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
"Early termination fees and related (gain)/loss" for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right-of-use asset is derecognized and any difference is recognized as a gain or loss on termination.
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2022
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Lease cost contractually paid or payable for the period	$2,471	$91	$16	$65	$2,643
Non-cash GAAP straight-line lease cost	106	39	1	8	154
Amortization of lease incentives	(267)	(15)	(1)	(6)	(289)
Total real estate operating lease cost	$2,310	$115	$16	$67	$2,508
Early termination fees and related (gain)/loss	$—	$—	$—	$(329)	$(329)

	Year Ended December 31, 2021
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Lease cost contractually paid or payable for the period	$2,531	$110	$37	$142	$2,820
Non-cash GAAP straight-line lease cost	232	61	1	9	303
Amortization of lease incentives	(280)	(21)	(3)	(18)	(322)
Total real estate operating lease cost	$2,483	$150	$35	$133	$2,801
Early termination fees and related (gain)/loss	$—	$—	$—	$(311)	$(311)

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638	$129	$62	$2	$2,831
Non-cash GAAP straight-line lease cost	381	172	20	—	573
Amortization of lease incentives	(298)	(41)	(6)	(1)	(346)
Total real estate operating lease cost	$2,721	$260	$76	$1	$3,058
Early termination fees and related (gain)/loss	$—	$—	$—	$(37)	$(37)

The Company's total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2022
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Fixed real estate lease costs	$1,910	$100	$14	$55	$2,079
Fixed equipment and other lease costs	—	—	—	—	—
Total fixed lease costs	$1,910	$100	$14	$55	$2,079
Variable real estate lease costs	$400	$15	$2	$12	$429
Variable equipment and other lease costs	4	—	—	—	4
Total variable lease costs	$404	$15	$2	$12	$433

	Year Ended December 31, 2021
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Fixed real estate lease costs	$2,038	$132	$31	$122	$2,323
Fixed equipment and other lease costs	1	—	—	—	1
Total fixed lease costs	$2,039	$132	$31	$122	$2,324
Variable real estate lease costs	$445	$18	$4	$11	$478
Variable equipment and other lease costs	3	—	—	2	5
Total variable lease costs	$448	$18	$4	$13	$483

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283	$244	$67	$—	$2,594
Fixed equipment and other lease costs	2	—	—	—	2
Total fixed lease costs	$2,285	$244	$67	$—	$2,596
Variable real estate lease costs	$438	$16	$9	$1	$464
Variable equipment and other lease costs	3	—	—	—	3
Total variable lease costs	$441	$16	$9	$1	$467

The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Depreciation and amortization	$4	$5	$5
Interest expense	4	4	5
Total	$8	$9	$10

The below table presents the lease related assets and liabilities recorded on the accompanying Consolidated Balance Sheets as of December 31, 2022 and 2021, as recorded in accordance with ASC 842:

		December 31,	December 31,
(Amounts in millions)	Balance Sheet Captions	2022	2021
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$11,243	$13,052
Finance lease right-of-use assets(1)	Property and equipment, net	46	47
Total leased assets		$11,289	$13,099
Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$931	$888
Finance lease liabilities	Current lease obligations	5	5
Total current liabilities		936	893
Non-current liabilities
Operating lease obligations	Long-term lease obligations	15,565	17,888
Finance lease obligations	Long-term lease obligations	33	38
Total non-current liabilities		15,598	17,926
Total lease obligations		$16,534	$18,819

(1)Finance lease right-of-use assets are recorded net of accumulated amortization of $26 million and $22 million as of December 31, 2022 and 2021, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	8	12	9
Weighted average discount rate percentage	9.3%	7.5%	8.7%	7.5%

The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2022 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in millions)	Leases	Leases	Total
2023	$9	$2,347	$2,356
2024	7	2,360	2,367
2025	6	2,384	2,390
2026	7	2,409	2,416
2027	6	2,405	2,411
2028 and beyond	20	15,530	15,550
Total undiscounted fixed minimum lease cost payments	55	27,435	27,490
Less: Amount representing lease incentive receivables(1)	—	(178)	(178)
Less: Amount representing interest	(17)	(10,693)	(10,710)
Present value of future lease payments	38	16,564	16,602
Less: Obligations classified as held for sale	—	(68)	(68)
Less: Current portion of lease obligation	(5)	(931)	(936)
Total long-term lease obligation	$33	$15,565	$15,598

(1)Lease incentive receivables primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.
The future undiscounted fixed minimum lease cost payments for the leases presented above exclude approximately an additional $450 million relating to executed non-cancelable leases that the Company has not yet taken possession of as of December 31, 2022. See Note 19 for details on non-cancellable membership agreements recognized in accordance with ASC 842.
Leasing Arrangements
Note 20. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening location expenses on the accompanying Consolidated Statements of Operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying Consolidated Statements of Operations. Real estate operating lease cost for the Company's corporate offices and relating to other offerings not directly related to our space-as-a-service offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying Consolidated Statements of Operations. In connection with the restructuring described in Note 5, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related (gains) costs on the accompanying Consolidated Statements of Operations. Real estate operating lease cost incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, before management's decision to terminate a lease is recorded in pre-opening location expenses on the accompanying Consolidated Statements of Operations.
"Lease cost contractually paid or payable" for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The non-cash adjustment to record lease cost "free rent" periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as “Non-cash GAAP straight-line lease cost” below. Non-cash GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
"Early termination fees and related (gain)/loss" for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right-of-use asset is derecognized and any difference is recognized as a gain or loss on termination.
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2022
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Lease cost contractually paid or payable for the period	$2,471	$91	$16	$65	$2,643
Non-cash GAAP straight-line lease cost	106	39	1	8	154
Amortization of lease incentives	(267)	(15)	(1)	(6)	(289)
Total real estate operating lease cost	$2,310	$115	$16	$67	$2,508
Early termination fees and related (gain)/loss	$—	$—	$—	$(329)	$(329)

	Year Ended December 31, 2021
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Lease cost contractually paid or payable for the period	$2,531	$110	$37	$142	$2,820
Non-cash GAAP straight-line lease cost	232	61	1	9	303
Amortization of lease incentives	(280)	(21)	(3)	(18)	(322)
Total real estate operating lease cost	$2,483	$150	$35	$133	$2,801
Early termination fees and related (gain)/loss	$—	$—	$—	$(311)	$(311)

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638	$129	$62	$2	$2,831
Non-cash GAAP straight-line lease cost	381	172	20	—	573
Amortization of lease incentives	(298)	(41)	(6)	(1)	(346)
Total real estate operating lease cost	$2,721	$260	$76	$1	$3,058
Early termination fees and related (gain)/loss	$—	$—	$—	$(37)	$(37)

The Company's total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2022
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Fixed real estate lease costs	$1,910	$100	$14	$55	$2,079
Fixed equipment and other lease costs	—	—	—	—	—
Total fixed lease costs	$1,910	$100	$14	$55	$2,079
Variable real estate lease costs	$400	$15	$2	$12	$429
Variable equipment and other lease costs	4	—	—	—	4
Total variable lease costs	$404	$15	$2	$12	$433

	Year Ended December 31, 2021
	Reported in:
			Selling,	Restructuring
	Location	Pre-opening	General and	and Other
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	Related (Gains) Costs	Total
Fixed real estate lease costs	$2,038	$132	$31	$122	$2,323
Fixed equipment and other lease costs	1	—	—	—	1
Total fixed lease costs	$2,039	$132	$31	$122	$2,324
Variable real estate lease costs	$445	$18	$4	$11	$478
Variable equipment and other lease costs	3	—	—	2	5
Total variable lease costs	$448	$18	$4	$13	$483

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in millions)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283	$244	$67	$—	$2,594
Fixed equipment and other lease costs	2	—	—	—	2
Total fixed lease costs	$2,285	$244	$67	$—	$2,596
Variable real estate lease costs	$438	$16	$9	$1	$464
Variable equipment and other lease costs	3	—	—	—	3
Total variable lease costs	$441	$16	$9	$1	$467

The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Depreciation and amortization	$4	$5	$5
Interest expense	4	4	5
Total	$8	$9	$10

The below table presents the lease related assets and liabilities recorded on the accompanying Consolidated Balance Sheets as of December 31, 2022 and 2021, as recorded in accordance with ASC 842:

		December 31,	December 31,
(Amounts in millions)	Balance Sheet Captions	2022	2021
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$11,243	$13,052
Finance lease right-of-use assets(1)	Property and equipment, net	46	47
Total leased assets		$11,289	$13,099
Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$931	$888
Finance lease liabilities	Current lease obligations	5	5
Total current liabilities		936	893
Non-current liabilities
Operating lease obligations	Long-term lease obligations	15,565	17,888
Finance lease obligations	Long-term lease obligations	33	38
Total non-current liabilities		15,598	17,926
Total lease obligations		$16,534	$18,819

(1)Finance lease right-of-use assets are recorded net of accumulated amortization of $26 million and $22 million as of December 31, 2022 and 2021, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	8	12	9
Weighted average discount rate percentage	9.3%	7.5%	8.7%	7.5%

The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2022 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in millions)	Leases	Leases	Total
2023	$9	$2,347	$2,356
2024	7	2,360	2,367
2025	6	2,384	2,390
2026	7	2,409	2,416
2027	6	2,405	2,411
2028 and beyond	20	15,530	15,550
Total undiscounted fixed minimum lease cost payments	55	27,435	27,490
Less: Amount representing lease incentive receivables(1)	—	(178)	(178)
Less: Amount representing interest	(17)	(10,693)	(10,710)
Present value of future lease payments	38	16,564	16,602
Less: Obligations classified as held for sale	—	(68)	(68)
Less: Current portion of lease obligation	(5)	(931)	(936)
Total long-term lease obligation	$33	$15,565	$15,598

(1)Lease incentive receivables primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.
The future undiscounted fixed minimum lease cost payments for the leases presented above exclude approximately an additional $450 million relating to executed non-cancelable leases that the Company has not yet taken possession of as of December 31, 2022. See Note 19 for details on non-cancellable membership agreements recognized in accordance with ASC 842.